Disposal of business and transfer of ownership of subsidiary (Tables)	12 Months Ended
Dec. 31, 2018
Disposal of business and transfer of ownership of subsidiary
The impact on the individual balance sheet line item as a result of the transfer of the ownership of subsidiary

The transfer of the ownership of Barclays Bank UK PLC to Barclays PLC has resulted in a material change to the consolidated financial position and results of Barclays Bank Group in comparison to the prior period. The impact on the individual balance sheet line items as a result of the transfer of ownership is explained below:

The Group	At at 01.01.18[a]	Disposal of Barclays Bank UK PLC[b]	Disposal of [Rockford entities]	Movement for the period	As at 31.12.18
Assets	£m	£m	£m	£m	£m
Cash and balances at central banks	171,036	(37,331)	-	-	-
Cash collateral and settlement balances	74,769	(2,317)	-	-	-
Loans and advances at amortised cost	317,744	(184,655)	-	-	-
Reverse repurchase agreements and other similar secured lending	597	(415)	-	-	-
Trading portfolio assets	114,168	-	-	-	-
Financial assets at fair value through the income statement	140,211	(5,616)	-	-	-
Derivative financial instruments	237,987	(108)	-	-	-
Financial assets at fair value through other comprehensive income	53,288	(5,544)	-	-	-
Property, plant and equipment	1,519	(510)	-	-	-
Investment in associates and joint ventures	699	-	-	-	-
Goodwill and intangible assets	4,885	3,537	-	-	-
Current tax assets	376	-	-	-	-
Deferred tax assets	3,979	747	-	-	-
Retirement benefit assets	966	-	-	-	-
Other assets	4,119	(1,382)	-	-	-
Assets included in disposal groups held for sale	1,193	-	-	-	-
Total assets	1,127,536	(242,162)	-	-	-

Liabilities
Deposits at amortised cost	380,329	(190,472)	-	-	-
Cash collateral and settlement balances	65,925	-	-	-	-
Repurchase agreements and other similar secured borrowing	15,053	(11,567)	-	-	-
Debt securities in issue	69,386	(12,303)	-	-	-
Subordinated liabilities	24,193	(3,019)	-	-	-
Trading portfolio liabilities	37,352	(1,765)	-	-	-
Financial liabilities designated at fair value	220,083	-	-	-	-
Derivative financial instruments	238,345	(6)	-	-	-
Current tax liabilities	494	(677)	-	-	-
Retirement benefit liabilities	287	-	-	-	-
Other liabilities	8,862	(1,518)	-	-	-
Provisions	3,643	(2,289)	-	-	-
Liabilities included in disposal groups classified as held for sale	-	-	-	-	-
Total liabilities	1,063,952	(223,616)	-	-	-

Notes

  The movement in net assets relating to the disposal of Barclays Bank UK PLC of £16,857m is stated after the elimination of internal balances between Barclays Bank PLC and Barclays Bank UK PLC on 1 April 2018 of £615m.
  The movement relating to the disposal of BAGHL is presented in Other disposals. The movement is stated after the elimination of internal balances of £88m.